Income and Expenses - Sales and Marketing Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 14,512	€ 2,718	€ 3,041
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	1,636	1,938	1,728
Purchased Services
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	10,929	247	794
Other
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 1,947	€ 533	€ 519